Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	28,203,545	8,860,760
Common stock, shares outstanding	28,203,545	8,860,760